CAPITAL STRUCTURE AND FINANCIAL ITEMS - OTHER NON-CASH ITEMS - Other Non-Cash Items (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.8)	DKK 21	DKK 13	DKK 11
Capital gain/(loss) on investments etc (note 4.8)	25	(16)	(15)
Result of associated company (note 4.8)	(14)	(24)	(14)
Share-based payment costs (note 5.1)	292	368	442
Changes in non-cash balance sheet items
Increase/(decrease) in provisions (note 3.6)	226	4,007	6,193
Increase/(decrease) in retirement benefit obligations (note 3.5)	(115)	265	155
Remeasurements of retirement benefit obligations (note 3.5)	103	(205)	(37)
Other adjustments
Exchange rate adjustments on working capital (note 4.5)	(1,375)	168	(179)
Other, primarily exchange rate adjustments	114	(358)	(1,006)
Total other non-cash items	DKK 2,027	DKK 3,882	DKK 5,908